Stockholders' Equity (Details 1) - $ / shares	1 Months Ended	3 Months Ended
	Mar. 31, 2015	Jun. 30, 2015
Options
Outstanding - Beginning Balance		0
Exercisable - Beginning Balance		0
Granted	1,925	160,000
Exercised		0
Forfeited/Cancelled		0
Outstanding - Ending Balance	0	160,000
Exercisable - Ending Balance	0
Weighted Average Exercise Price
Outstanding - Beggining Balance		$ 0.00
Exercisable - Beggining Balance		0.00
Granted		1.50
Exercised		0.00
Forfeited/Cancelled		0.00
Outstanding - Ending Balance	$ 0.00	1.50
Exercisable - Ending Balance	$ 0.00	$ 0.00